ALTERNATIVE STRATEGIES MUTUAL FUND (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement dated January 27, 2010 to the
Prospectus of the Fund dated June 26, 2009

Effective December 31, 2009, DuPont Capital Management Corporation (“DCM”) has been added as a Sub-Advisor to the Fund.  The sub-advisory agreement entered into between the Fund’s investment adviser, Ascentia Capital Partners, LLC (the “Adviser”), and DCM was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of October 15, 2008.  DMC will manage a portion of the Fund’s assets using the Fund’s International Strategy.  The section entitled “Principal Investment Strategies – International Strategy” on page 5 of the Prospectus is revised to read as follows:

International Strategy. The international strategy is based on the premise that superior total returns can be achieved through a disciplined process of purchasing securities of undervalued international companies, including ADRs, that provide investors with exposure to leading businesses outside of the U.S. and that are currently very attractively priced relative to their economic fundamentals.  ADRs are certificates typically issued by a bank or trust company that represent one or more shares of a foreign stock, or a fraction of a share, and give their holders the right to obtain the securities issued by a foreign company that they represent.  Investments are selected with an intensive fundamental analysis that utilizes a cash flow, profit-trend, earnings quality and other fundamental selection methods, and are diversified among economic and industry sectors.  The International Strategy encompasses developed countries (EAFE) as well as emerging markets.  This portion of the Fund’s assets allocated to this strategy may have a concentration or be fully exposed to emerging markets at any time.  An overlay strategy has been designed by the Advisor that works with the international strategy by monitoring and periodically eliminating the primary market exposure of the international strategy.  When the primary market exposure is unfavorable, as determined systematically by the overlay strategy, the Advisor will purchase protective put options equal in aggregate market exposure to the international strategy.  This hedge overlay strategy is designed to be run as a complement to the underlying international strategy, and be used only during adverse market periods to preserve capital by generally eliminating (hedge) market risk (beta) of the international strategy.

The following information is added to the sections entitled “Management of the Fund - The Sub-Advisors” and “Management of the Fund - Portfolio Managers” starting on page 12 of the Prospectus to reflect the addition of DCM as a Sub-Advisor to the Fund:

Page 12 - “Management of the Fund - The Sub-Advisors”

DuPont Capital Management Corporation
The Adviser has entered into a sub-advisory agreement with DuPont Capital Management Corportation (“DCM”) to manage a portion of the Fund’s assets using the Fund’s International Strategy.  DCM is located at Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, Delaware 19803.  DCM is a wholly owned subsidiary of the E.I. DuPont de Nemours Company, and is an independent registered investment advisor with a broadly diversified product offering.  DCM, which was established in 1975 and became a SEC registered investment adviser in 1993, offers investment advisory services and global perspective to institutional investors. As of November 30, 2009, DCM had over $24.1 billion in assets under management.

Page 14 - “Management of the Fund - Portfolio Managers”

DuPont Capital Management Corporation
Rafi U. Zaman, CFA, is the Portfolio Manager and is primarily responsible for the day-to-day management of the segment of the Fund’s assets managed by DCM.   Mr. Zaman, Managing Director of Global Equities, directs and co-manages all equity groups, and joined DCM in 1998.   Mr. Zaman holds a B.S. Degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an M.S. Degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Please retain this Supplement with your Prospectus for future reference.
The date of this Prospectus Supplement is January 27, 2010.

ALTERNATIVE STRATEGIES MUTUAL FUND (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement dated January 27, 2010 to the
Statement of Additional Information (“SAI”) dated June 26, 2009, as supplemented November 6, 2009

Effective December 31, 2009, DuPont Capital Management Corporation (“DCM”) has been added as a Sub-Advisor to the Fund.  The sub-advisory agreement entered into between the Fund’s investment adviser, Ascentia Capital Partners, LLC (the “Adviser”), and DCM was approved by the Trust’s Board of Trustees in accordance with an exemptive order granted to the Fund by the Securities and Exchange Commission effective as of October 15, 2008. The following sections of the SAI are revised to add the following disclosure relating to the addition of DCM as a Sub-Advisor of the Fund:

Page B-30 – “Management of the Fund – Sub-Advisors”

DuPont Capital Management Corporation
The Adviser has entered into a sub-advisory agreement with DuPont Capital Management Corportation (“DCM”) to manage a portion of the Fund’s assets using the Fund’s International Strategy.  DCM is located at Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, Delaware 19803.  DCM is a wholly owned subsidiary of the E.I. DuPont de Nemours Company, and is an independent registered investment advisor with a broadly diversified product offering.  DCM, which was established in 1975 and became a SEC registered investment adviser in 1993, offers investment advisory services and global perspective to institutional investors.  As of November 30, 2009, DCM had over $24.1 billion in assets under management.

Page B-32 – “Management of the Fund – Portfolio Managers”

DuPont Capital Management Corporation
Rafi U. Zaman, CFA, is the Portfolio Manager and is primarily responsible for the day-to-day management of the segment of the Fund’s assets managed by DCM.   Mr. Zaman, Managing Director of Global Equities, directs and co-manages all equity groups, and joined DCM in 1998.   Mr. Zaman holds a B.S. Degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an M.S. Degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Page B-33 – “Management of the Fund – Other Accounts Managed by the Portfolio Managers”

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Manager (Firm)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Rafi U. Zaman (DCM)	0	$0	0	$0	7	$3.3 billion

Page B-34 – “Management of the Fund – Material Conflicts of Interest”

DuPont Capital Management Corporation
Although DCM manages other accounts that may have similar investment objectives or strategies to that of the Fund for which it provides portfolio management services, DCM believes that no material conflicts currently exist.

Page B-36 – Management of the Fund – Portfolio Managers’ Compensation”

DuPont Capital Management Corporation
DCM’s compensation package for its portfolio managers is comprised of: (1) base salaries in line with the salaries of other large investment management firms; (2) variable, performance-based cash compensation that can be a high multiple of base salary; and (3) long-term compensation. Compensation is paid based on overall performance, individual efforts and support of overall firm initiatives. On a semiannual basis, a performance review is held between professionals and managers to continually measure performance against a set of identified objectives. DCM offers a very competitive Saving Investment Plan (i.e., 401k) with matching grants.

On January 1, 2006, DCM implemented a long-term compensation plan based on the growth of DCM profits and assets under management. This plan was put in place in order to attract and retain investment talent at DCM and is directly tied to the growth of DCM’s external business. This long term incentive compensation plan is competitive with plans of other asset management firms.

Page B-36 – Portfolio Managers’ Ownership of the Funds

As of the date of this supplement, Mr. Zaman did not own any securities in the Fund.

Please retain this Supplement with your SAI for future reference.

The date of this Supplement is January 27, 2010.